Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	6 Months Ended			12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009 Mid-Con Energy Corporation [Member]	Dec. 31, 2009 Other property and equipment [Member]	Dec. 31, 2011 Other property and equipment [Member]	Dec. 31, 2010 Other property and equipment [Member]	Jun. 30, 2009 Other property and equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Increase in equity				$ 500,000
Impairment charges			9,208,000		1,886,000
Abandonment expenses		772,000		813,000	1,418,000
Depreciation expenses							200,000	300,000	600,000	200,000
Reductions of other revenue and expense			1,200,000	2,100,000	3,100,000	1,500,000
Equity-based compensation expense	$ 2,690,000			$ 1,671,000
Percentage of Tax Benefits Recognized Upon Settlement				50.00%